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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number: 811-576

Northeast Investors Trust
(exact name of registrant as specified in charter)

125 High Street, Room 1802
Boston, MA 02110
(adress of principal executive offices)

David Randall
125 High St, Room 1802
Boston, MA 02110
(name and address of agent for service)

Registrant's telephone number, including area code:     800-225-6704

Date of fiscal year end:  September 30

Date of reporting period ending:  June 30, 2017

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting records for the most recent twelve-month period June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

                                                                                    FOR/AGAINST
ITEM  PROPOSAL                                                      TYPE     VOTE   MANAGEMENT
----  --------                                                   ---------- ------- -----------


               INVESTMENT COMPANY REPORT


REICHHOLD CAYMAN GP
Security        759219GP1          Meeting Type       Extraordinary General
Ticker Symbol              Meeting Date       17-Jul-2016
ISIN                       Agenda             Management


                                                                                    FOR/AGAINST
ITEM  PROPOSAL                                                      TYPE     VOTE   MANAGEMENT
----  --------                                                   ---------- ------- -----------

1.    PROPOSAL TO HAVE THE MINIMUM NUMBER OF DIRECTORS           Management
      OF THE COMPANY INCREASED TO SIX (6) AND MIKE                          For       For
      SHANNON AND RUSS TAYLOR BE ELECTED TO THE BOARD
      OF DIRECTORS OF THE COMPANY.



                           INVESTMENT COMPANY REPORT


ROMA RESTAURANT HOLDING, INC.
Security        77599R980          Meeting Type       Special
Ticker Symbol   ROMA               Meeting Date       14-Jul-2016
ISIN                      Agenda             Management


                                                                                    FOR/AGAINST
ITEM  PROPOSAL                                                      TYPE     VOTE   MANAGEMENT
----  --------                                                   ---------- ------- -----------

1.    DIRECTOR                                         Management
        1   SCOTT WILSON                                        ABSTAIN   For
        2   KENNETH RIEMER                                         ABSTAIN   For


               INVESTMENT COMPANY REPORT


ROMA RESTAURANT HOLDING, INC.
Security        77599R980          Meeting Type       Special
Ticker Symbol   ROMA               Meeting Date       30-Nov-2016
ISIN                       Agenda             Management


                                                                                    FOR/AGAINST
ITEM  PROPOSAL                                                      TYPE     VOTE   MANAGEMENT
----  --------                                                   ---------- ------- -----------

1.    DIRECTOR                                        Management
        1   SCOTT WILSON                                         ABSTAIN   For
        2   KENNETH RIEMER                                         ABSTAIN   For






                           INVESTMENT COMPANY REPORT

CITIGROUP INC.
Security       172967424     Meeting Type  Annual
Ticker Symbol  C             Meeting Date  25-Apr-2017
ISIN           US1729674242  Agenda        934541904 - Management

                                                                                        FOR/AGAINST
ITEM  PROPOSAL                                                      TYPE         VOTE   MANAGEMENT
----  --------                                                      ----------- ------- -----------

1A.   ELECTION OF DIRECTOR: MICHAEL L. CORBAT                       Management  For       For
1B.   ELECTION OF DIRECTOR: ELLEN M. COSTELLO                       Management  For       For
1C.   ELECTION OF DIRECTOR: DUNCAN P. HENNES                        Management  For       For
1D.   ELECTION OF DIRECTOR: PETER B. HENRY                          Management  For       For
1E.   ELECTION OF DIRECTOR: FRANZ B. HUMER                          Management  For       For
1F.   ELECTION OF DIRECTOR: RENEE J. JAMES                          Management  For       For
1G.   ELECTION OF DIRECTOR: EUGENE M. MCQUADE                       Management  For       For
1H.   ELECTION OF DIRECTOR: MICHAEL E. O'NEILL                      Management  For       For
1I.   ELECTION OF DIRECTOR: GARY M. REINER                          Management  For       For
1J.   ELECTION OF DIRECTOR: ANTHONY M. SANTOMERO                    Management  For       For
1K.   ELECTION OF DIRECTOR: DIANA L. TAYLOR                         Management  For       For
1L.   ELECTION OF DIRECTOR: WILLIAM S. THOMPSON, JR.                Management  For       For
1M.   ELECTION OF DIRECTOR: JAMES S. TURLEY                         Management  For       For
1N.   ELECTION OF DIRECTOR: DEBORAH C. WRIGHT                       Management  For       For
1o.   ELECTION OF DIRECTOR: ERNESTO ZEDILLO PONCE DE LEON           Management  For       For
2.    PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP AS CITI'S        Management  For       For
      INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2017.
3.    ADVISORY APPROVAL OF CITI'S 2016 EXECUTIVE COMPENSATION.      Management  For       For
4.    ADVISORY VOTE TO APPROVE THE FREQUENCY OF FUTURE ADVISORY     Management  1 Year    For
      VOTES ON EXECUTIVE COMPENSATION.
5.    STOCKHOLDER PROPOSAL REQUESTING A REPORT ON THE COMPANY'S     Shareholder Abstain   Against
      POLICIES AND GOALS TO REDUCE THE GENDER PAY GAP.
6.    STOCKHOLDER PROPOSAL REQUESTING THAT THE BOARD APPOINT A      Shareholder Against   For
      STOCKHOLDER VALUE COMMITTEE TO ADDRESS WHETHER THE
      DIVESTITURE OF ALL NON-CORE BANKING BUSINESS SEGMENTS WOULD
      ENHANCE SHAREHOLDER VALUE.
7.    STOCKHOLDER PROPOSAL REQUESTING A REPORT ON LOBBYING AND      Shareholder Against   For
      GRASSROOTS LOBBYING CONTRIBUTIONS.
8.    STOCKHOLDER PROPOSAL REQUESTING AN AMENDMENT TO THE GENERAL   Shareholder Against   For
      CLAWBACK POLICY TO PROVIDE THAT A SUBSTANTIAL PORTION OF
      ANNUAL TOTAL COMPENSATION OF EXECUTIVE OFFICERS SHALL BE
      DEFERRED AND FORFEITED, IN PART OR WHOLE, AT THE DISCRETION
      OF THE BOARD, TO HELP SATISFY ANY MONETARY PENALTY
      ASSOCIATED WITH A VIOLATION OF LAW.
9.    sTOCKHOLER PROPOSAL REQUESTING THAT THE BOARD ADOPT A POLICY  Shareholder Abstain   Against
      PROHIBITING THE VESTING OF EQUITY-BASED AWARDS FOR SENIOR
      EXECUTIVES DUE TO A VOLUNTARY RESIGNATION TO ENTER
      GOVERNMENT SERVICE.



                           INVESTMENT COMPANY REPORT

GROUPE EUROTUNNEL S.E, PARIS
Security       F477AL114     Meeting Type  MIX
Ticker Symbol                Meeting Date  27-Apr-2017
ISIN           FR0010533075  Agenda        707813071 - Management

                                                                                                              FOR/AGAINST
ITEM  PROPOSAL                                                                                TYPE       VOTE MANAGEMENT
----  --------                                                                                ---------- ---- -----------

CMMT  THE FOLLOWING APPLIES TO SHAREHOLDERS THAT DO NOT HOLD                                  Non-Voting
      SHARES DIRECTLY WITH A FRENCH CUSTODIAN: PROXY CARDS: VOTING
      INSTRUCTIONS WILL BE FORWARDED TO THE GLOBAL CUSTODIANS ON
      THE VOTE DEADLINE DATE. IN CAPACITY AS REGISTERED
      INTERMEDIARY, THE GLOBAL CUSTODIANS WILL SIGN THE PROXY CARDS
      AND FORWARD THEM TO THE LOCAL CUSTODIAN. IF YOU REQUEST MORE
      INFORMATION, PLEASE CONTACT YOUR CLIENT REPRESENTATIVE.
CMMT  IN CASE AMENDMENTS OR NEW RESOLUTIONS ARE PRESENTED DURING THE                          Non-Voting
      MEETING, YOUR BOTE WILL DEFAULT TO 'ABSTAIN'. SHARES CAN
      ALTERNATIVELY BE PASSED TO THE CHAIRMAN OR A NAMED THIRD PARTY
      TO VOTE ON ANY SUCH ITEM RAISED.  sHOULD YOU WISH TO PASS CONTROL
      OF YOUR SHARES IN THIS WAY, PLEASE CONTACT YOUR CLIENT SERVICE
      REPRESENTATIVE. THANK YOU.
CMMT  07 MAR 2017: PLEASE NOTE THAT IMPORTANT ADDITIONAL MEETING                              Non-Voting
      INFORMATION IS AVAILABLE BY CLICKING ON THE MATERIAL URL
      LINK: https://balo.journal-officiel.gouv.fr/pdf/2017/0306/201703061700448.pdf.
      PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT OF DIVIDEND AMOUNT.
      IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT VOTE AGAIN UNLESS YOU
      DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.
O.1   Assessment and approval of the corporate financial statements for the financial         Management For      For
      year ended on 31 December 2016
O.2   Allocation of income for the financial year ended on 31 December 2016: EUR 0.26         Management For      For
      per share
O.3   Assessment and approval of the consolidated financial statements for the financial      Management For      For
      yea ended on 31 December 2016
O.4   Special auditors' report on the financial statements pusuant to the conclusion of       Management For      For
      a regulated agreement during the financial year
O.5   Authorisation granted to the board of directors for 18 months to allow the company      Management For      For
      to buy back and operate in relation to its own shares.
O.6   Ratification of the appointment of Ms. Corinne Bach as director                         Management For      For
O.7   Setting the annual amount of attenance fees                                             Management For      For
O.8   Advisory review of the compensation owed or paid to Mr. Jacques Gounon, chief           Management For      For
      executive officer, for the financial year ended 31 December 2016
O.9   Advisory review of the compensation owed or paid to Mr. Francois Gauthey, deputy        Management For      For
      general manaager, for the financial year ended 31 December 2016
O.10  Approval of the remuneration policy applicable to the chief executive officer           Management For      For
O.11  Approval of the remuneration policy applicable to the deputy general manager            Management For      For
E.12  Renewal of the delegation of authority granted to the board of directors for 26         Management For      For
      months to issue common shares of the company or securities granting access to common shares of the company or companies within the company's group, with retention of the pre-emptive subscription right of shareholders
E.13  Delegation of authority granted to the board of directors for 26 months to issue        Management For      For
      common shares or securities granting access to the capital, within the limit of 10%
      of the share capital, as remuneration for contriubtions in kind relating to equity securities or securities granting access to capital
E.14  Overall limit on authorisations of issuance with or without cancellation of the         Management For      For
      preemptive subscription right
E.15  Delegation of authority granted to the board of directors for 12 months to proceed      Management For      For
      with a collctive free allocaton of shares to all non-management employees or the company and companies directly or indirectly related thereto pursuant to article
      L.225-197-2 of the French commercial code
E.16  Delegation of authority granted to the board of directors for 12 months to freely       Management For      For
      allocate, under performance conditions, shares to the executive directors and employees of the company or companies directly or indirectly related thereto pursuant to article L.225-197-2 of the French commercial code
E.17  Authorisation granted to the board of directors for 18 months to reduce capital         Management For      For
      by cancelling shares
E.18  Delegation of authority granted to the board of directors for 26 months to proceed      Management For      For
      with capital increases with cancellation of the preemptive subscription right of shareholdersby issuing common shares of securities granting access to the company's capital reserved for employees who are members of a company savings plan
E.19  Powers to carry out all legal formalities.                                              Management For      For



           INVESTMENT COMPANY REPORT

ENERGY XXI GULF COAST
Security       29276K101       Meeting Type  Annual
Ticker Symbol  EXXI            Meeting Date  10-May-2017
ISIN           US29276K1016    Agenda        934602221 - Management

                                                                                     FOR/AGAINST
ITEM  PROPOSAL                                                    TYPE        VOTE   MANAGEMENT
----  --------                                                    ---------- ------- -----------

1.    DIRECTOR                                                    Management
        1   MICHAEL S. BAHORICH                                              For       For
        2   DOUGLAS E. BROOKS                                                For       For
        3   GEORGE KOLLITIDES                                                For       For
        4   MICHAEL S. REDDIN                                                For       For
        5   STANFORD SPRINGEL                                                For       For
        6   JAMES W. SWENT III                                               For       For
        7   CHARLES W. WAMPLER                                               For       For
2.    TO APPROVE, IN A NON-BINDING ADVISORY VOTE,THE COMPENSATION Management Against   Against
      PROVIDED TO THE NAMED EXECUTIVE OFFICERS AS DESCRIBED IN
      THE PROXY STATEMENT
3.    TO APPROVE, IN A NON-BINDING ADVISORY VOTE,THE FREQUENCY    Management Abstain   Against
      OF FUTURE ADVISORY VOTES ON THE COMPENSATION OF OUR NAMED
      EXECUTIVE OFFICERS
4.    TO APPROVE THE APPOINTMENT OF ERNST & YOUNG LLP AS OUR      Management For       For
      INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE
      YEAR 2017

             INVESTMENT COMPANY REPORT

SWIFT ENERGY COMPANY
Security       87073T105       Meeting Type  Annual
Ticker Symbol  SWFT            Meeting Date  16-May-2017
ISIN           US87073T1051    Agenda        934572290 - Management

                                                                                     FOR/AGAINST
ITEM  PROPOSAL                                                    TYPE        VOTE   MANAGEMENT
----  --------                                                    ---------- ------- -----------

1.    DIRECTOR                                                    Management
        1   MICHAEL DUGINSKI                                                 For       For
        2   CHRISTOPH O. MAJESKE                                             For       For
2.    TO APPROVE THE FIRST AMENDMENT TO THE 2016 EQUITY INCENTIVE Management Against   Against
      PLAN TO INCREASE THE NUMBER OF SHARES OF COMMON STOCK
      AVAILABLE FOR ISSUANCE UNDER THE 2016 PLAN
3.    TO APPROVE THE MATERIAL TERMS OF THE 2016 EQUITY INCENTIVE  Management Against   Against
      PLAN FOR PURPOSES OF COMPLYING WITH THE REQUIREMENTS OF
      SECTION 162(M) WITH RESPECT TO THE ADDTIONAL SHARES
4.    TO RATIFY THE SELECTION OF BDO USA, LLP AS SWIFT ENERGY'S   Management For       For
      INDEPENDENT AUDITOR FOR THE FISCAL YEAR ENDING
      DECEMBER 31, 2017
5.    TO CONDUCT A NONBINDING ADVISORY VOTE TO APPROVE THE        Management Against   Against
      COMPENSATION OF SWIFT ENERGY'S NAMED EXECUTIVE OFFICERS
      AS PRESENTED IN THE PROXY STATEMENT
6.    TO CONDUCT A NONBINDING ADVISORY VOTE ON THE FREQUENCY OF   Management Abstain   Against
      FUTURE ADVISORY VOTES ON THE EXECUTIVE COMPENSATION




                           INVESTMENT COMPANY REPORT

NL INDUSTRIES, INC.
Security       629156407       Meeting Type  Annual
Ticker Symbol  NL              Meeting Date  18-May-2017
ISIN           US6291564077    Agenda        9344557135 - Management

                                                                                     FOR/AGAINST
ITEM  PROPOSAL                                                    TYPE        VOTE   MANAGEMENT
----  --------                                                    ---------- ------- -----------

1.    DIRECTOR                                                    Management
        1   KEITH R. COOGAN                                                  For       For
        2   LORETTA J. FEEHAN                                                For       For
        3   ROBERT D. GRAHAM                                                 For       For
        4   JOHN E. HARPER                                                   For       For
        5   CECIL H. MOORE, JR.                                              For       For
        6   THOMAS P. STAFFORD                                               For       For
2.    SAY-ON-PAY, NONBINDING ADVISORY VOTE APPROVING EXECUTIVE    Management Against   Against
      COMPENSATION
3.    SAY-WHEN-ON PAY, NONBINDING ADVISORY VOTE ON THE PREFERRED  Management Abstain   Againt
      FREQUENCY OF EXECUTIVE COMPENSATION VOTES




Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report
   to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Northeast Investors Trust
   /s/ Bruce Monrad
   By (Signature and Title)* Bruce Monrad, Chairman
   (Principal Executive Officer)
   Date August 25, 2017
   * Print the name and title of each signing officer under his or her signature By the Commission